JPMorgan Liquid Assets Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Premier Shares [Member] | Premier
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	2.35%	1.64%